Liability for loss and loss adjustment expenses - Summary of Liability for Loss and Loss Adjustment Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Liability for Unpaid Claims and Claims Adjustment Expense [Roll Forward]
Balance at the beginning of the year	$ 69,800	$ 62,758
Provision for claims related to:
Current year	28,860	20,619
Prior years	(7,525)	(5,282)
Total provision for claims	21,335	15,337	$ 12,285
Paid losses related to:
Current year	(3,180)	(2,331)
Prior years	(7,688)	(5,964)
Total paid losses	(10,868)	(8,295)
Balance at the end of the period	$ 80,267	$ 69,800	$ 62,758
Premiums Written, Net | Provision for Incurred Claims Concentration Risk | Liability for Unpaid Claims and Claims Adjustment Expense, Net
Paid losses related to:
Concentration risk percent	4.50%	4.40%